Prepayments, Other Receivables and Other Assets, Net	12 Months Ended
Dec. 31, 2024
Prepayments, other receivables and other assets, net [Abstract]
Prepayments, other receivables and other assets, net

17. Prepayments, other receivables and other assets, net

	December 31, 2024	December 31, 2023
	RMB’000	RMB’000
Non-current
Prepayments	86	2,604
Deposits	2,371	17,844
Other receivables	1,211	1,642
	3,668	22,090
Less: provision	(1)	—
Total	3,667	22,090
Current
Prepayments	14,828	13,881
Deposits	—	735
Other receivables	17,575	9,474
	32,403	24,090
Less: provision	(6,362)	(2,978)
Total	26,041	21,112

Provisions were RMB2,978 and RMB6,363 as of December 31, 2023 and 2024, respectively. The Group determined the allowance based on known troubled accounts, historical experience, and other currently available evidence.

The movements in allowance for ECLs are as follows:

	2024	2023
	RMB’000	RMB’000
At the beginning of the year	2,978	20
Impairment losses, net	3,385	2,958
At the end of the year	6,363	2,978